Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Changes in the carrying amount of goodwill

	Americas Segment	EAME Segment	Asia Pacific Segment	Vacation Ownership and Residential Segment	Total
Balance at January 1, 2010	$807	$242	$283	$151	$1,483
Acquisitions	26	—	—	—	26
Currency translation adjustment	—	(8)	—	—	(8)
Asset dispositions	(10)	—	—	—	(10)
Other	—	8	—	—	8

Balance at December 31, 2010	$823	$242	$283	$151	$1,499

Balance at January 1, 2011	$823	$242	$283	$151	$1,499
Acquisitions	—	26	—	—	26
Currency translation adjustment	—	(11)	—	—	(11)
Asset dispositions	(33)	—	—	—	(33)
Other	—	(1)	—	—	(1)

Balance at December 31, 2011	$790	$256	$283	$151	$1,480

Intangible assets

	December 31,
	2011	2010
Trademarks and trade names	$313	$309
Management and franchise agreements	412	377
Other	16	78

	741	764
Accumulated amortization	(164)	(196)

	$577	$568

Amortization expense relating to intangible assets with finite lives

2012	$29
2013	$29
2014	$29
2015	$28
2016	$28